Income Taxes, Provision for Income Taxes, Expense (or Benefit) (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Provision for Income Taxes [Abstract]
Total provision for income taxes	$ 5,703,155		$ 6,642,888
Income tax receivable	16,557,458		11,844,503
Components of Income Tax Expense (Benefit), Continuing Operations [Abstract]
Total provision for income taxes	602,133	$ 94,609
Expense (or Benefit) from Continuing Operations is Disaggregated [Abstract]
Total provision for income taxes	602,133	$ 94,609
MPC Capital [Member]
Provision for Income Taxes [Abstract]
Corporate income tax	3,016,826		3,951,121
Trade tax	2,458,875		2,475,095
Other	227,454		216,672
Total provision for income taxes	5,703,155		$ 6,642,888
Income tax receivable	15,312,813
Components of Income Tax Expense (Benefit), Continuing Operations [Abstract]
Current tax expense (or benefit)	972,878
Deferred tax expense (or benefit)	(373,568)
Total provision for income taxes	599,310
Expense (or Benefit) from Continuing Operations is Disaggregated [Abstract]
Federal (CIT)	(274,297)
State and Local (TT)	633,122
Foreign	262,295
Other	(21,810)
Total provision for income taxes	$ 599,310
Percentage of local income taxes relating to the Hansestadt Hamburg, a state within the Federal Republic of Germany	50.00%